Premises and Equipment - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Property, Plant and Equipment [Line Items]
Impairment losses		¥ 13,500	¥ 7,101
Depreciation and amortization	¥ 231,291	220,436	223,164
Global Corporate Company or Retail and Business Banking Company
Property, Plant and Equipment [Line Items]
Impairment losses on real estate			2,275
Entity Wide Software
Property, Plant and Equipment [Line Items]
Impairment losses			3,397
Impairment losses on real estate		12,976
General and Administrative expenses
Property, Plant and Equipment [Line Items]
Impairment losses		433	3,872
Occupancy expenses
Property, Plant and Equipment [Line Items]
Impairment losses		¥ 13,067	¥ 3,229